Long-term debt - Additional Information (Details)						6 Months Ended
	Aug. 01, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 29, 2022 USD ($) extension_period	Feb. 15, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jun. 30, 2022 USD ($) credit_facility	Jul. 22, 2022 USD ($)	Jun. 30, 2022 CAD ($) credit_facility	Jun. 24, 2022 USD ($)	Feb. 15, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 18, 2022 CAD ($)	Jan. 03, 2022 USD ($)	Dec. 20, 2021 USD ($)	Apr. 09, 2021 CAD ($)
Debt Instrument [Line Items]
Short-term debt						$ 824,692,000
Debt instrument, effective interest rate					4.95%							4.95%
Debt instrument, term					10 years
Debt instrument, second term					5 years
Long Term Regulated Services Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,000,000,000
Debt instrument, number of extension periods | extension_period			2
Debt instrument, extension term						1 year
Senior Unsecured Syndicated Revolving Credit Facility Maturing On March 31 2023 | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 500,000,000
Senior Unsecured Syndicated Revolving Credit Facility Maturing Cancelled | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt repaid upon maturity			$ 500,000,000
Senior Unsecured Bilateral Revolving Credit Facility Maturing June 24, 2024 | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 25,000,000
Letter of Credit | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 250,000,000
Senior unsecured bank credit facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value														$ 1,100,000,000
Business acquisitions, purchase price allocation, subsequent years, remaining adjustments													$ 610,400,000
Senior unsecured bank credit facilities | Senior Unsecured Notes | Line of Credit
Debt Instrument [Line Items]
Number of new credit facilities | credit_facility						2		2
Canadian dollar Senior unsecured notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value								$ 1,200,000,000		$ 200,000,000	$ 400,000,000				$ 400,000,000
Repayments of unsecured debt		$ 80,000,000		$ 200,000,000
Canadian dollar Senior unsecured notes | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of unsecured debt	$ 115,000,000
Junior Subordinated Notes Series 2022-B Due January 18, 2082
Debt Instrument [Line Items]
Par value					$ 750,000,000
Interest rate (percent)					4.75%							4.75%
Junior Subordinated Notes Series 2022-A Due January 18, 2082
Debt Instrument [Line Items]
Par value					$ 320,000,000							$ 400,000,000
Interest rate (percent)					5.25%							5.25%